Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Jun. 13, 2025